Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues					$ 15,044,721	$ 7,233,957
Sales - net	$ 6,163,682	$ 4,091,403	$ 17,525,677	$ 10,185,902	15,044,721	7,233,957
Costs and Expenses
Cost of sales	5,813,957	4,208,155	16,529,030	10,288,176	15,218,234	7,027,274
General and administrative	1,684,340	3,476,261	6,250,013	9,830,523
Operating expenses					12,648,629	8,102,934
Impairment of goodwill and intangible assets					2,636,402
Impairment of fixed assets					258,114
Depreciation	278,442	480,632	829,137	1,277,108	1,769,621	872,834
Total operating expenses	7,776,739	8,165,048	23,608,180	21,395,807	32,531,000	16,003,042
Operating Loss	(1,613,057)	(4,073,645)	(6,082,503)	(11,209,905)	(17,486,279)	(8,769,085)
Other Income (expense)
Interest income	9,096	26,957	31,717	58,982	84,603
Other income						161,572
Interest expense	(622,777)	(29,721)	(966,374)	(64,666)	(104,089)	(775,884)
Loss on sale of marketable debt securities			(27,160)
Total other income	(613,681)	(2,764)	(961,817)	(5,684)
LOSS BEFORE INCOME TAXES					(17,505,765)	(9,383,397)
PROVISION FOR INCOME TAXES
Net Loss	$ (2,226,738)	$ (4,076,409)	$ (7,044,320)	$ (11,215,589)	$ (17,505,765)	$ (9,383,397)
NET LOSS PER SHARE
Earnings Per Share - Basic	$ (0.58)	$ (1.23)	$ (2.02)	$ (3.40)	$ (0.66)	$ (0.46)
Earnings Per Share - Diluted	$ (0.58)	$ (1.23)	$ (2.02)	$ (3.40)	$ (0.66)	$ (0.46)
Weighted Average Shares - Basic	3,816,332	3,310,135	3,493,760	3,295,953	26,411,874	20,199,444
Weighted Average Shares - Diluted	3,816,332	3,310,135	3,493,760	3,295,953	26,411,874	20,199,444
Comprehensive loss:
Net loss	$ (2,226,738)	$ (4,076,409)	$ (7,044,320)	$ (11,215,589)	$ (17,505,765)	$ (9,383,397)
Change in fair value of debt securities		66		(69,501)	(39,517)	(5,073)
Total comprehensive loss:	$ (2,226,738)	$ (4,076,343)	(7,044,320)	(11,285,090)	(17,545,282)	(9,388,470)
Next Charging LLC [Member]
REVENUES
Revenues
Costs and Expenses
General and administrative			64,049	5,000	10,000	11,310
Professional fees			281,138	1,808	1,808	2,200
Salaries and wages			114,643
Depreciation			5,555
Total operating expenses			465,385	6,808	11,808	13,510
Operating Loss			(465,385)	(6,808)	(11,808)	(13,510)
Other Income (expense)
Interest income			137,797	1,162	1,556	1,556
Interest expense			(38,420)	(2,592)	(3,463)	(1,680)
Total other income			99,377	(1,430)	(1,907)	(124)
Net Loss			$ (366,008)	$ (8,238)	$ (13,715)	$ (13,634)
NET LOSS PER SHARE
Earnings Per Share - Basic			$ (3.66)	$ (0.08)	$ (0.14)	$ (0.14)
Earnings Per Share - Diluted			$ (3.66)	$ (0.08)	$ (0.14)	$ (0.14)
Weighted Average Shares - Basic			100,000	100,000	100,000	100,000
Weighted Average Shares - Diluted			100,000	100,000	100,000	100,000
Comprehensive loss:
Net loss			$ (366,008)	$ (8,238)	$ (13,715)	$ (13,634)